Operating Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Supplemental Cash Flow Information Related To Leases Abstract
Operating cash flows from operating leases	$ 770	$ 702